Related Party Transactions - Schedule Of Quantitative Information Regarding Fair Value Measurements of Promissory Note (Detail) - Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] - Sponsor [member] - Thimble Point Acquisition Corp.
	Sep. 30, 2021 USD ($) d	Jun. 21, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unsecured promissory note (the "Promissory Note"), Face amount | $	$ 1,000,000	$ 1,000,000
Fair value of the conversion feature (3) | $	$ 631,400
Measurement Input Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	15.8
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.94
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.000
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	1.50
Fair value of underlying preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	9.94
Measurement Input Value Per Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.95